Destra U.S. All Cap L-Series Fund (Prospectus Summary) | Destra U.S. All Cap L-Series Fund
Destra US All Cap L-Series Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Destra mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in "Shareholder
Information" on page 24 of the Fund's Prospectus and "Purchases" on page 24 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Destra U.S. All Cap L-Series Fund (USD $)	Class A	Class C	Class P	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee on shares held for 90 days or less (as a percentage of amount redeemed)	none	none	2.00%	2.00%
Exchange Fees	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Destra U.S. All Cap L-Series Fund		Class A	Class C	Class P	Class I
Management Fees		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	0.60%	0.60%	0.70%	0.57%
Total Annual Fund Operating Expenses		1.70%	2.45%	1.80%	1.42%
Advisory Fee Waiver	[2]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Expenses After Waiver		1.60%	2.35%	1.70%	1.32%
[1]	Other Expenses are based on an estimated $100 million average net asset size for the Fund's first fiscal year.
[2]	The Adviser has agreed to cap expenses such that the total annual fund operating expenses, excluding brokerage commissions and other trading expenses, taxes and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business) at 1.60% for Class A, 2.35% for Class C, 1.70% for Class P and 1.32% for Class I. This waiver will continue in effect until December 31, 2013. The waiver may be terminated or modified prior to December 31, 2013 only with the approval of the Board of Trustees of the Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Destra U.S. All Cap L-Series Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	728	1,051
Class C	338	733
Class P	173	526
Class I	134	418

Not Redeemed
Expense Example, No Redemption Destra U.S. All Cap L-Series Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	728	1,051
Class C	238	733
Class P	173	536
Class I	134	418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies
Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies. The Fund will invest in all market capitalizations and its benchmark will be the Russell 3000® Index. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market and is reconstituted annually to ensure new and growing equities are reflected. The Fund's investments generally will include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary
Receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.

The Fund's sub-adviser, Zebra Capital Management, LLC ("Zebra") seeks to capture a liquidity premium among fundamentally strong, publicly-traded equities. A liquidity premium exists in public equity markets, as more liquid stocks tend to be priced at a premium, while less liquid stocks are priced at a discount, thus having higher expected returns. Zebra targets stocks with strong fundamentals
(i.e. earnings, book value, cash flows) that trade less than stocks with comparable fundamentals. Despite producing similar levels of earnings and cash flows, these less liquid stocks can often be purchased at lower prices, offering higher expected returns. Frequently, a fundamentally-sound stock is less traded because it has temporarily fallen out of favor. Over time, Zebra believes the market will recognize this stock again, and its price will increase as its trading activity rises, allowing Zebra to capture its liquidity premium and produce higher returns. Stocks are typically sold when fundamentals deteriorate, trading activity increases relative to changes in a stock's fundamentals, or Zebra believes there are greater opportunities to capture liquidity premium in other stocks.
There is no guarantee that the perceived intrinsic value of any investment will be realized.

Principal Risks
Market Risk/Smaller Company Risk-The market values of securities owned by the
Fund may decline, at times sharply and unpredictably, due to declines in the overall stock or other financial markets and therefore the value of fund shares will fluctuate. In general, the value of a Fund that invests primarily in equity securities will move in the same direction as the overall markets, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. This risk is generally greater for lower market capitalization companies because they tend to have more limited product lines, shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations. In addition, stocks of smaller companies may not be widely followed by the investment community, resulting in less demand. You may lose some or all of your investment in this
Fund.

Non-U.S. Investment Risk-Non-U.S. companies or U.S. companies with significant
non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States. This increased risk is a result of, among other things, regulatory, political, social and economic developments abroad; different legal, regulatory and tax environments; less liquidity and greater volatility; a lack of uniform accounting, auditing and financial reporting standards; and increased price volatility.

Currency Risk-Changes in currency exchange rates may affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Value Stocks Risk-Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

Liquidity Risk-This Fund, like all open-end funds, are limited to investing up to 15% of its net assets in illiquid securities.  From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

Securities Selection Risk-Securities selected by the subadviser for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Investment Risk-An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, as with any mutual fund investment, you may lose some of all of your investment by investing in the Fund.

Fund Performance
Fund performance is not included in this Prospectus because the Fund has not been in existence for a full calendar year.